FINANCIAL RISK MANAGEMENT - Disclosure of exposure to commodity price risk (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Commodity price risk [Member]
Disclosure Of Commodity Price Risk For Financial Instruments [Line Items]
Copper increase/decrease by US$0.10/lb.	$ 1,143	$ 2,588